Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000024762 [Member] | United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[1]
C000024762 [Member] | Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[1]
C000024762 [Member] | Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[1]
C000024762 [Member] | China Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
C000024762 [Member] | Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000024762 [Member] | United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000024762 [Member] | South Korea Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000024762 [Member] | Australia Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000024762 [Member] | Thailand Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000024762 [Member] | Turkey Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000024762 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000024762 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000024762 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000024762 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000024762 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000024762 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000024762 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000024762 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000024762 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000024762 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[1]
C000024764 [Member] | United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[2]
C000024764 [Member] | Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[2]
C000024764 [Member] | Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[2]
C000024764 [Member] | China Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[2]
C000024764 [Member] | Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000024764 [Member] | United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000024764 [Member] | South Korea Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000024764 [Member] | Australia Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000024764 [Member] | Thailand Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000024764 [Member] | Turkey Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000024764 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000024764 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000024764 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000024764 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000024764 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000024764 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000024764 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000024764 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000024764 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000024764 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[2]
C000176365 [Member] | United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[3]
C000176365 [Member] | Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[3]
C000176365 [Member] | Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[3]
C000176365 [Member] | China Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000176365 [Member] | Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000176365 [Member] | United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000176365 [Member] | South Korea Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000176365 [Member] | Australia Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000176365 [Member] | Thailand Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000176365 [Member] | Turkey Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000176365 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000176365 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000176365 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000176365 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000176365 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000176365 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000176365 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000176365 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000176365 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000176365 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[3]

[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
[2]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
[3]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.